Income Taxes (Schedule Of Net Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Domestic, current												$ (8,048)	$ (4,105)
Loss before provision for income taxes	$ (2,992)	$ (3,468)	$ (2,429)	$ (2,164)	$ 14	$ (2,125)	$ (2,234)	$ (66)	$ 320	$ (7,261)	$ (4,580)	$ (8,048)	$ (4,105)